CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data	Common Shares Voting Shares	Common Shares Listed Shares	Retained Deficit	Accumulated Other Comprehensive Loss (Net of Tax Benefits)	Total
Shareholders' Equity, Balance at Dec. 31, 2008	$ 0.1	$ 2,630.1	$ (272.4)	$ (25.7)
Shareholders' Equity, Balance (in shares) at Dec. 31, 2008	2	77,997,904
Net income			59.0		59.0
Share distributions			(335.9)
Share distributions (in shares)		7,540,357
Share issuance costs		335.9
Change in fair value of derivatives utilized for hedging purposes				(55.3)	(55.3)
Reclassification of change in fair value of derivatives to net income				11.6	11.6
Foreign currency translation adjustments				30.4	30.4
Adjustments to pension and other postretirement benefit plan liabilities				(0.3)	(0.3)
Shareholders' Equity, Balance at Dec. 31, 2009	0.1	2,966.0	(549.3)	(39.3)	2,377.5
Shareholders' Equity, Balance (in shares) at Dec. 31, 2009	2	85,538,261			85,538,263
Net income			74.4		74.4
Share distributions		373.7	(373.7)
Share distributions (in shares)		6,369,724
Change in fair value of derivatives utilized for hedging purposes				(7.2)	(7.2)
Reclassification of change in fair value of derivatives to net income				17.6	17.6
Foreign currency translation adjustments				9.6	9.6
Adjustments to pension and other postretirement benefit plan liabilities				(0.2)	(0.2)
Shareholders' Equity, Balance at Dec. 31, 2010	0.1	3,339.7	(848.6)	(19.5)	2,471.7
Shareholders' Equity, Balance (in shares) at Dec. 31, 2010	2	91,907,985			91,907,987
Net income			13.1		13.1
Share distributions		420.5	(420.5)
Share distributions (in shares)		6,601,402
Change in fair value of derivatives utilized for hedging purposes				1.4	1.4
Reclassification of change in fair value of derivatives to net income				25.9	25.9
Foreign currency translation adjustments				(4.5)	(4.5)
Adjustments to pension and other postretirement benefit plan liabilities				(3.4)	(3.4)
Shareholders' Equity, Balance at Dec. 31, 2011	$ 0.1	$ 3,760.2	$ (1,256.0)	$ (0.1)	$ 2,504.2
Shareholders' Equity, Balance (in shares) at Dec. 31, 2011	2	98,509,387			98,509,389